Investment property	12 Months Ended
Jun. 30, 2018
Investment properties
Investment property

14 Investment property

£'000
At 1 July 2016
Cost	19,128
Accumulated depreciation and impairment	(5,681)

Net book amount	13,447

Year ended 30 June 2017
Opening net book amount	13,447
Additions	641
Depreciation charge	(122)

Closing net book amount	13,966

At 30 June 2017
Cost	19,769
Accumulated depreciation and impairment	(5,803)

Net book amount	13,966

Year ended 30 June 2018
Opening net book amount	13,966
Depreciation charge	(130)

Closing net book amount	13,836

At 30 June 2018
Cost	19,769
Accumulated depreciation and impairment	(5,933)

Net book amount	13,836

        Investment property was externally valued as of 30 June 2018 in accordance with the Royal Institution of Chartered Surveyors ("RICS") Valuation—Professional Standards, January 2014. The valuation supported the carrying amount as of 30 June 2018 and consequently there were no changes to the net book value. The external valuation was carried out on the basis of Market Value, as defined in the RICS Valuation—Professional Standards, January 2014. Fair value of investment property is determined using inputs that are not based on observable market data, consequently the asset is categorized as Level 3 (see note 31.4). The fair value of investment property as of 30 June 2018 was £16,450,000 (2017: £14,868,000).

        The property rental revenue earned by the Group from its investment property amounted to £1,371,000 (2017: £1,260,000; 2016: £1,336,000). Direct operating expenses arising on investment property, all of which generated rental income, in the year amounted to £182,000 (2017: £679,000; 2016: £652,000). The future aggregate minimum rentals receivable under non-cancellable operating leases are disclosed in note 28.2.

        Investment property with a net book amount of £6,630,000 (2017: £6,660,000) has been pledged to secure the secured bank loan borrowings of the Group (see note 24).

        As of 30 June 2018, the Group had no contractual obligations to purchase, construct or develop investment property (2017: £nil). As of 30 June 2018, the Group had no material contractual obligations for repairs, maintenance or enhancements to investment property (2017: not material).